Purchases and other expenses - Broadcasting rights and equipment inventories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Inventories	€ 1,152	€ 1,048	€ 952	€ 814
Gross carrying amount [member]
Document Information [Line Items]
Handset inventories	787	629	593
Other products/services sold	96	125	77
Available broadcasting rights	80	102	102
Other supplies	265	258	242
Inventories	1,228	1,114	1,015
Accumulated impairment [member]
Document Information [Line Items]
Inventories	€ (76)	€ (67)	€ (64)